Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the changes in gross unrecognized tax benefits
Balance, beginning of year	$ 257	$ 243
Additions based on tax positions related to current year	14	11
Additions based on tax positions of prior years	13	19
Settlements	(12)	(19)
Statute expirations	(16)	(1)
Foreign currency translation	(4)	4
Balance, ending of year	$ 252	$ 257